	Institutional	P	Administrative	D
Share Class & Ticker:	PHSIX	PHSPX	N/A	PHSDX

Summary Prospectus	August 30, 2010 (as revised February 14, 2011)

PIMCO High Yield Spectrum Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online http://investments.pimco.com/prospectuses. You can also get this information at no cost by calling 1-800-927-4648 or by sending an email request to Orders@MySummaryProspectus.com. The Fund’s prospectus, dated August 30, 2010, and Statement of Additional Information, dated July 31, 2010, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment): None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class	Class P	Administrative Class	Class D
Management Fees	0.60%	0.70%	0.60%	0.70%
Distribution and/or Service (12b-1) Fees	N/A	N/A	0.25%	0.25%
Other Expenses(1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.61%	0.71%	0.86%	0.96%
Expense Reimbursement and Fee Waiver(2)(3)	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.55%	0.65%	0.80%	0.90%

(1)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.

(2)	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Institutional Class, Class P, Administrative Class and Class D shares, respectively (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

(3)	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class or

Class D shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

	1 Year	3 Years
Institutional Class	$56	$182
Class P	$66	$213
Administrative Class	$82	$261
Class D	$92	$293

Portfolio Turnover. The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards or derivatives such as swap agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the duration of The Bank of America/Merrill Lynch Global High Yield, Constrained Index (the “Benchmark”), which as of June 30, 2010 was 4.46 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest

PIMCO High Yield Spectrum Fund

without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) the Benchmark’s foreign currency exposure, which as of June 30, 2010 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund.

The Fund’s portfolio is managed by Andrew Jessop. Mr. Jessop is an Executive Vice President of PIMCO and he will manage the Fund as of its inception.

Summary Prospectus

PURCHASE AND SALE OF FUND SHARES

Institutional Class, Class P or Administrative Class shares: The minimum initial investment for Institutional Class, Class P or Administrative Class shares of the Fund is $1 million, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors.

Class D shares: The minimum initial investment for Class D shares of the Fund is $1,000, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. The minimum subsequent investment for Class D shares is $50.

You may sell (redeem) all or part of your Fund shares on any business day. Depending on the elections made on the Client Registration Application, you may sell by:

■	Sending a written request by mail to: PIMCO Funds at PIMCO Funds c/o BFDS Midwest 330 W. 9th Street, Kansas City, MO 64105
■	Calling us at 1-800-927-4648 and a Shareholder Services associate will assist you
■	Sending a fax to our Shareholder Services department at 1-816-421-2861
■	Sending an email to pimcoteam@bfdsmidwest.com

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND  OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including PIMCO) may pay the intermediary for the sale of those shares of the Fund and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

PFH4720I_021411

	A	C	R
Share Class & Ticker:	PHSAX	PHSCX	PSMRX

Summary Prospectus	August 30, 2010 (as revised February 14, 2011)

PIMCO High Yield Spectrum Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at http://investments.pimco.com/prospectuses. You can also get this information at no cost by calling 1-800-426-0107 or by sending an email request to Orders@MySummaryProspectus.com. The Fund’s prospectus, dated August 30, 2010, as supplemented, and Statement of Additional Information, dated July 31, 2010, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE

The Fund seeks maximum total return, consistent with prudent investment management.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A shares of eligible funds offered by Allianz Funds, Allianz Multi-Strategy Funds, PIMCO Equity Series and PIMCO Funds. Effective April 11, 2011, purchases of the funds offered by Allianz Funds and Allianz Multi-Strategy Funds will no longer be eligible to qualify for sales charge discounts. More information about these and other discounts is available in the “Classes of Shares—Class A, C and R Shares” section on page 9 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	1.00%	1.00%	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class R
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%
Other Expenses(1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.96%	1.71%	1.21%
Expense Reimbursement and Fee Waiver(2)(3)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Expense Reimbursement and Fee Waiver	0.90%	1.65%	1.15%

(1)	“Other Expenses” reflect estimated organizational expenses for the Fund’s first fiscal year.
(2)	Pacific Investment Management Company LLC (“PIMCO”) has contractually agreed, through July 31, 2012, to waive its supervisory and administrative fee, or reimburse the Fund, to the extent that organizational expenses and pro rata Trustees’ fees exceed 0.0049% of the Fund’s average net assets attributable to Class A, Class C and Class R shares, respectively (the “Expense Limit”). Under the Expense Limitation Agreement, which renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided organizational expenses and pro rata Trustees’ fees plus such recoupment, do not exceed the Expense Limit.

(3)	PIMCO has contractually agreed, through September 30, 2012, to waive a portion of its advisory fee equal to 0.05% of average daily net assets.

Example. The Example is intended to help you compare the cost of investing in Class A, Class C, or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

If you redeem your shares at the end of each period:

	1 Year	3 Years
Class A	$463	$656
Class C	$268	$526
Class R	$117	$371

If you do not redeem your shares:

	1 Year	3 Years
Class A	$463	$656
Class C	$168	$526
Class R	$117	$371

Portfolio Turnover. The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this prospectus. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”), which may be represented by convertibles, warrants, forwards or derivatives such as swap

PIMCO High Yield Spectrum Fund

agreements, rated below investment grade by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Pacific Investment Management Company LLC (“PIMCO”) to be of comparable quality. The Fund may invest, without limitation, in Fixed Income Instruments and other securities of any rating below investment grade as rated by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The average portfolio duration of the Fund normally varies within one year (plus or minus) of the duration of The Bank of America/Merrill Lynch Global High Yield, Constrained Index (the “Benchmark”), which as of June 30, 2010 was 4.46 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The Fund may invest without limit in securities of foreign issuers or securities denominated in foreign currencies. The Fund may invest without limit in securities and instruments of corporate issuers economically tied to emerging market countries and may invest up to 10% of its total assets in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities, that are economically tied to emerging market countries. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to within 10% (plus or minus) the Benchmark’s foreign currency exposure, which as of June 30, 2010 was 0%.

The Fund may invest, without limitation, in derivative instruments, such as credit default swap agreements and total return swap agreements. The Fund may purchase or sell securities on a when issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The “total return” sought by the Fund consists of income earned on the Fund’s investments, plus capital appreciation, if any, which generally arises from decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund may also invest up to 15% of its total assets in preferred stocks.

PRINCIPAL RISKS

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Derivatives Risk: the risk of investing in derivative instruments, including correlation, liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Summary Prospectus

PERFORMANCE INFORMATION

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Once the Fund commences operations, performance will be updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

INVESTMENT ADVISER/PORTFOLIO MANAGER

PIMCO serves as the investment adviser for the Fund.

The Fund’s portfolio is managed by Andrew Jessop. Mr. Jessop is an Executive Vice President of PIMCO and he will manage the Fund as of its inception.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). Generally, purchase and redemption orders for Fund shares are processed at the net asset value next calculated after an order is received by the Distributor.

■

The minimum initial investment for Class A and Class C shares of the Fund is $1,000 and $50 for each minimum subsequent investment, except that the minimum initial investment may be modified for certain financial intermediaries that submit trades on behalf of underlying investors. You may purchase or sell (redeem) all or part of your Fund shares through a broker, dealer, or other financial intermediary, or directly from the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809) as further described in the Fund’s prospectus. The Distributor reserves the right to require payment by wire or U.S. Bank check.

■

There is no minimum initial or minimum additional investment in Class R shares because Class R shares may only be purchased through omnibus accounts for specified benefit plans. Specified benefit plans which wish to invest directly by mail should send a check payable to the PIMCO Family of Funds, along with a completed application form to the Trust by regular mail (PIMCO Funds, P.O. Box 55060, Boston, MA 02266-5060) or overnight mail (PIMCO Funds, c/o Boston Financial Data Services, Inc., 30 Dan Road, Canton, MA 02021-2809).

TAX INFORMATION

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Class A, Class C or Class R shares of the Fund and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund(s) over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

PFH4720R_021411